STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 12, 2021 $ / shares	Jan. 12, 2021 $ / shares	Oct. 12, 2020 $ / shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		30,000,000	5,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		2,463,428	1,437,500	1,437,500
Common shares, shares outstanding (in shares)		2,463,428	1,437,500	1,437,500
Common stock subject to possible redemption, outstanding (in shares)		5,094,072	0	0
Ratio to be applied to the stock in the conversion		0.10		0.10
Aggregate purchase price | $		$ 1,700,000	$ 25,000
Purchase price, per unit | $ / shares					$ 0.10	$ 10.00	$ 10.00
Chardan
Class of Stock [Line Items]
Number of shares issued	170,000
Aggregate purchase price | $	$ 1,700,000
Purchase price, per unit | $ / shares	$ 10.00							$ 10.00
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption, outstanding (in shares)		5,094,072	0	0